SHARE CAPITAL (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017		Mar. 31, 2017		Mar. 31, 2016
Opening Balance	$ 24,150,650		$ 5,399,851		$ 5,883,903
Shares issued on acquisition (Note 4)			23,177,000
Shares issued for services					169,700
Options exercised			18,166
Warrants exercised	1,125,038		40,195
Cashless exercise of warrants (g)			0		0
Closing Balance	$ 20,873,148		$ 24,150,650		$ 5,399,851
Exchangable Shares [Member]
Opening Balance (in shares)	47,909,336		50,000,000		50,000,000
Opening Balance	$ 47,910		$ 50,000		$ 50,000
Converted into common shares (in shares)	0		(2,090,664)		0
Converted into common shares	$ 0		$ (2,090)		$ 0
Closing Balance (in shares)	47,909,336		47,909,336		50,000,000
Closing Balance	$ 47,910		$ 47,910		$ 50,000
Common Shares [Member]
Opening Balance (in shares)	48,885,107		22,591,292		22,428,313
Opening Balance	$ 48,884		$ 22,591		$ 22,428
Shares issued on acquisition (Note 4)	$ 0		$ 23,650		$ 0
Shares issued on acquisition (Note 4) (in shares)	0		23,650,000		0
Shares issued to exchangeable shareholders (in shares)	0		2,090,664		0
Shares issued to exchangeable shareholders	$ 0		$ 2,090		$ 0
Shares issued for services (in shares)	0		217,047	[1]	117,471	[1]
Shares issued for services	$ 0		$ 217	[1]	$ 117	[1]
Options exercised (in shares)	0		110,096		0
Options exercised	$ 0		$ 110		$ 0
Warrants exercised	$ 5,000	[2]	$ 175		$ 0
Warrants exercised (in shares)	5,000,172	[2]	174,759		0
Cashless exercise of warrants (g) (in shares)	0		51,249	[3]	45,508	[3]
Cashless exercise of warrants (g)	$ 0		$ 51	[3]	$ 46	[3]
Closing Balance (in shares)	53,885,279		48,885,107		22,591,292
Closing Balance	$ 53,884		$ 48,884		$ 22,591
Common Shares And Exchangeable Shares [Member]
Opening Balance (in shares)	96,794,443		72,591,292
Opening Balance	$ 96,794		$ 72,591
Closing Balance (in shares)	101,794,615		96,794,443		72,591,292
Closing Balance	$ 101,794		$ 96,794		$ 72,591

[1]	During the year ended March 31, 2017, the Company issued 70,000 shares of common stock with a value of $59,500, 60,000 shares of common stock with a value of $36,000 and 87,047 shares of common stock with a value of $62,288 for services provided.
[2]	During the six months period ended September 30, 2017, the Company consummated an offer to amend and exercise to its warrant holders, enabling them to exercise their outstanding warrants for $0.25 per share, and as a result, 5,000,172 common shares were issued for net proceeds of $1,125,038 (Note 12).
[3]	During the year ended March 31, 2017, the Company issued, 51,249 shares of common stock were issued as a result of a cashless exercise of 262,045 warrants with an exercise price of $0.80.